Derivative Liability (Details 1)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021	May 31, 2020
Risk-free Interest Rate	0.00%	0.08%
Expected Dividend Yield	0.00%	0.00%	0.00%
Expected Average Volatility		336.00%
Minimum [Member]
Risk-free Interest Rate			1.76%
Expected Average Volatility			274.00%
Expected Term		29 days	1 year 29 days
Maximum [Member]
Risk-free Interest Rate			0.18%
Expected Average Volatility			361.00%
Expected Term		3 years 1 month 20 days	2 years 1 month 17 days
Maximum Range [Member]
Expected Average Volatility	293.00%
Expected Term	1 year	3 years 1 month 20 days
Minimum Range [Member]
Expected Average Volatility	249.00%
Expected Term	7 months 13 days	29 days